Income Taxes	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly-own subsidiaries are incorporated in BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the six months ended March 31, 2024 and 2025, Hong Kong Government allowed tax reduction of 100% of the profits tax payable, subject to a ceiling of HK$3,000 (US$385), and HK$1,500 (US$192), respectively.

For the six months ended March 31, 2024 and 2025, the Company generated substantially all of its taxable income in the Hong Kong. The tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income taxes are as follows:

	For the six months ended March 31,
	2024	2025
Hong Kong profit tax:
- Current year	$140,514	$110,369
- Tax Concession	(385)	(192)
Income tax expenses	$140,129	$110,177

The effective tax rates on income before income taxes for the six months ended March 31, 2024 and 2025 was 13.5% and 19.7%, respectively.

No provision for deferred taxation has been made as there were no material temporary difference at reporting period end date.

Reconciliation between the income tax expenses computed by applying the Cayman Islands and BVI statutory tax rate to income before income taxes and actual provision were as follows:

	For the six months ended March 31,
	2024	2025
	US$	US$
Loss from Cayman Islands and BVI entities	$(85,000)	$(233,454)
Profit from Hong Kong entities	1,123,924	793,887
Income before income tax	$1,038,924	$560,433
Tax expenses at the Cayman Islands and BVI statutory income tax rate	-	-

Tax effect of rate differences in various jurisdictions	171,422	92,471
Tax effect of non-taxable income	(4,838)	-
Tax effect of deductible temporary difference	(4,917)	532
Tax effect of non-deductible expenditure	-	38,520
Tax concession	(385)	(192)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)

Income tax expense	140,129	110,177